Semi-Annual Report
March 31, 2026
State Street® SPDR® S&P 500® ETF Trust (formerly SPDR® S&P 500® ETF Trust)
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. State Street® SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. State Street® SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

State Street® SPDR® S&P 500® ETF Trust (formerly SPDR® S&P 500® ETF Trust)
Semi-Annual Report
March 31, 2026
(Unaudited)

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,098,613	$ 885,701,566
A.O. Smith Corp.	1,309,130	86,324,032
Abbott Laboratories	20,152,406	2,069,047,524
AbbVie, Inc.	20,488,943	4,456,140,213
Accenture PLC Class A	7,128,925	1,413,594,538
Adobe, Inc. (a)	4,755,044	1,155,856,096
Advanced Micro Devices, Inc. (a)	18,916,861	3,848,257,033
AES Corp.	8,357,377	117,755,442
Aflac, Inc.	5,401,310	592,577,720
Agilent Technologies, Inc.	3,303,369	376,517,999
Air Products & Chemicals, Inc.	2,589,412	752,198,292
Airbnb, Inc. Class A (a)	4,901,880	619,009,406
Akamai Technologies, Inc. (a)	1,661,335	190,804,325
Albemarle Corp.	1,360,767	244,298,499
Alexandria Real Estate Equities, Inc. REIT	1,805,566	83,814,374
Align Technology, Inc. (a)	775,487	132,941,736
Allegion PLC	1,000,559	145,371,217
Alliant Energy Corp.	2,967,079	212,917,589
Allstate Corp.	3,008,595	623,802,087
Alphabet, Inc. Class A	67,509,720	19,413,095,083
Alphabet, Inc. Class C	54,232,398	15,557,105,690
Altria Group, Inc.	19,498,773	1,286,724,030
Amazon.com, Inc. (a)	113,282,119	23,593,266,924
Amcor PLC	5,368,308	213,390,243
Ameren Corp.	3,205,289	352,325,367
American Electric Power Co., Inc.	6,272,101	822,146,999
American Express Co.	6,206,127	1,877,229,295
American International Group, Inc.	6,204,467	466,886,142
American Tower Corp. REIT	5,431,833	937,425,739
American Water Works Co., Inc.	2,269,750	308,890,277
Ameriprise Financial, Inc.	1,055,743	469,172,189
AMETEK, Inc.	2,678,164	574,091,235
Amgen, Inc.	6,240,665	2,195,777,980
Amphenol Corp. Class A	14,254,400	1,801,043,440
Analog Devices, Inc.	5,662,114	1,801,344,948
Common Stocks	Shares	Value
Aon PLC Class A	2,483,354	$ 801,577,004
APA Corp.	4,125,627	175,091,610
Apollo Global Management, Inc.	5,401,456	601,830,228
Apple, Inc.	170,242,437	43,205,828,086
Applied Materials, Inc.	9,200,716	3,144,712,722
AppLovin Corp. Class A (a)	3,145,414	1,251,874,772
Aptiv PLC (a)	2,448,274	170,008,147
Arch Capital Group Ltd. (a)	4,131,198	396,553,696
Archer-Daniels-Midland Co.	5,569,830	404,870,943
ARES Management Corp. Class A	2,389,420	260,685,722
Arista Networks, Inc. (a)	11,964,984	1,469,060,736
Arthur J Gallagher & Co.	2,983,160	646,092,793
Assurant, Inc.	587,495	127,962,286
AT&T, Inc.	81,134,280	2,352,082,777
Atmos Energy Corp.	1,918,466	354,379,040
Autodesk, Inc. (a)	2,453,142	587,282,195
Automatic Data Processing, Inc.	4,662,983	947,424,886
AutoZone, Inc. (a)	191,791	647,827,804
AvalonBay Communities, Inc. REIT	1,645,375	268,772,006
Avery Dennison Corp.	899,202	155,274,201
Axon Enterprise, Inc. (a)	913,384	387,905,051
Baker Hughes Co.	11,467,618	700,098,079
Ball Corp.	3,117,635	184,283,405
Bank of America Corp.	76,919,491	3,749,825,186
Bank of New York Mellon Corp.	7,969,604	945,434,123
Baxter International, Inc.	5,998,538	100,775,438
Becton Dickinson & Co.	3,293,678	517,864,992
Berkshire Hathaway, Inc. Class B (a)	21,261,941	10,188,722,127
Best Buy Co., Inc.	2,272,878	145,918,768
Biogen, Inc. (a)	1,708,800	313,274,304
Bio-Techne Corp.	1,812,508	94,721,668
Blackrock, Inc.	1,671,912	1,607,894,490
Blackstone, Inc.	8,681,999	998,343,065
Block, Inc. (a)	6,392,380	384,693,428

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Boeing Co. (a)	9,113,708	$ 1,813,901,303
Booking Holdings, Inc.	374,144	1,575,265,966
Boston Scientific Corp. (a)	17,207,113	1,079,746,341
Bristol-Myers Squibb Co.	23,632,807	1,433,329,745
Broadcom, Inc.	54,981,466	17,017,313,542
Broadridge Financial Solutions, Inc.	1,361,239	221,174,113
Brown & Brown, Inc.	3,404,759	222,024,334
Brown-Forman Corp. Class B	2,001,169	52,910,908
Builders FirstSource, Inc. (a)	1,298,034	106,867,139
Bunge Global SA	1,574,527	200,279,834
BXP, Inc. REIT	1,707,724	88,630,876
Cadence Design Systems, Inc. (a)	3,160,646	878,248,704
Camden Property Trust REIT	1,199,091	117,103,227
Campbell's Co.	2,303,239	51,293,133
Capital One Financial Corp.	7,241,579	1,321,081,257
Cardinal Health, Inc.	2,722,629	575,318,734
Carnival Corp.	13,337,386	345,171,550
Carrier Global Corp.	9,089,120	511,808,347
Carvana Co. (a)	1,645,393	517,278,651
Caterpillar, Inc.	5,393,784	3,821,280,213
Cboe Global Markets, Inc.	1,211,679	340,566,617
CBRE Group, Inc. Class A (a)	3,359,693	455,104,014
CDW Corp.	1,522,874	184,298,211
Cencora, Inc.	2,255,480	708,536,487
Centene Corp. (a)	5,413,101	177,224,927
CenterPoint Energy, Inc.	7,557,003	326,160,249
CF Industries Holdings, Inc.	1,814,479	235,591,953
CH Robinson Worldwide, Inc.	1,378,898	228,993,591
Charles River Laboratories International, Inc. (a)	576,557	99,456,082
Charles Schwab Corp.	19,395,393	1,822,779,034
Common Stocks	Shares	Value
Charter Communications, Inc. Class A (a)	992,406	$ 214,240,607
Chevron Corp.	21,731,105	4,496,165,624
Chipotle Mexican Grill, Inc. (a)	15,063,778	482,191,534
Chubb Ltd.	4,213,930	1,373,446,205
Church & Dwight Co., Inc.	2,731,061	254,862,613
Ciena Corp. (a)	1,630,272	632,920,499
Cigna Group	3,050,260	813,656,855
Cincinnati Financial Corp.	1,815,026	285,594,341
Cintas Corp.	3,934,512	665,483,360
Cisco Systems, Inc.	45,834,827	3,556,324,227
Citigroup, Inc.	20,252,689	2,296,857,459
Citizens Financial Group, Inc.	4,905,387	294,176,058
Clorox Co.	1,405,595	145,661,810
CME Group, Inc.	4,177,440	1,233,806,904
CMS Energy Corp.	3,553,356	275,669,358
Coca-Cola Co.	44,877,402	3,412,926,422
Cognizant Technology Solutions Corp. Class A	5,524,753	338,943,597
Coherent Corp. (a)	2,174,105	517,893,552
Coinbase Global, Inc. Class A (a)	2,580,082	450,508,118
Colgate-Palmolive Co.	9,376,952	799,197,619
Comcast Corp. Class A	41,567,412	1,193,400,399
Comfort Systems USA, Inc.	409,024	564,040,006
Conagra Brands, Inc.	5,597,031	87,985,327
ConocoPhillips	14,197,152	1,874,024,064
Consolidated Edison, Inc.	4,194,104	474,688,691
Constellation Brands, Inc. Class A	1,640,062	246,009,300
Constellation Energy Corp.	3,609,560	1,007,969,630
Cooper Cos., Inc. (a)	2,254,203	161,175,514
Copart, Inc. (a)	10,321,718	342,681,038
Corning, Inc.	9,069,461	1,233,174,612
Corpay, Inc. (a)	813,716	236,783,219
Corteva, Inc.	7,782,085	651,438,335

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
CoStar Group, Inc. (a)	4,938,061	$ 199,201,381
Costco Wholesale Corp.	5,150,237	5,131,850,654
Coterra Energy, Inc.	8,827,678	310,204,605
CRH PLC	7,797,134	819,634,726
Crowdstrike Holdings, Inc. Class A (a)	2,926,510	1,142,538,769
Crown Castle, Inc. REIT	5,053,534	410,902,850
CSX Corp.	21,610,185	887,098,094
Cummins, Inc.	1,601,290	861,526,046
CVS Health Corp.	14,746,371	1,059,084,365
Danaher Corp.	7,298,855	1,383,862,908
Darden Restaurants, Inc.	1,328,842	260,506,186
Datadog, Inc. Class A (a)	3,816,789	450,571,941
DaVita, Inc. (a)	378,511	58,173,356
Deckers Outdoor Corp. (a)	1,633,767	163,523,739
Deere & Co.	2,925,769	1,648,085,678
Dell Technologies, Inc. Class C	3,437,994	564,277,955
Delta Air Lines, Inc.	7,543,469	501,489,819
Devon Energy Corp.	7,166,162	360,601,272
Dexcom, Inc. (a)	4,443,700	279,064,360
Diamondback Energy, Inc.	2,251,165	445,257,925
Digital Realty Trust, Inc. REIT	3,756,356	676,932,915
Dollar General Corp.	2,548,179	302,545,293
Dollar Tree, Inc. (a)	2,132,262	233,504,012
Dominion Energy, Inc.	9,907,192	612,462,609
Domino's Pizza, Inc.	362,171	129,943,333
DoorDash, Inc. Class A (a)	4,348,653	652,950,248
Dover Corp.	1,557,718	324,706,317
Dow, Inc.	8,299,269	345,664,554
DR Horton, Inc.	3,114,946	427,432,890
DTE Energy Co.	2,403,985	351,510,687
Duke Energy Corp.	9,025,181	1,181,757,200
DuPont de Nemours, Inc.	4,715,266	215,959,183
Eaton Corp. PLC	4,509,717	1,612,990,479
eBay, Inc.	5,258,480	478,626,850
EchoStar Corp. Class A (a)	1,561,010	182,747,441
Ecolab, Inc.	2,957,886	786,856,834
Common Stocks	Shares	Value
Edison International	4,483,167	$ 328,078,161
Edwards Lifesciences Corp. (a)	6,750,798	540,603,904
Electronic Arts, Inc.	2,618,338	533,800,568
Elevance Health, Inc.	2,554,844	747,930,581
Eli Lilly & Co.	9,187,792	8,450,655,448
EMCOR Group, Inc.	520,258	384,111,684
Emerson Electric Co.	6,524,331	854,817,848
Entergy Corp.	5,245,496	589,383,931
EOG Resources, Inc.	6,312,457	912,591,908
EPAM Systems, Inc. (a)	641,644	86,878,598
EQT Corp.	7,253,969	461,642,587
Equifax, Inc.	1,389,008	250,118,671
Equinix, Inc. REIT	1,138,863	1,116,359,067
Equity Residential REIT	3,964,932	234,525,728
Erie Indemnity Co. Class A	293,135	73,667,757
Essex Property Trust, Inc. REIT	742,688	179,730,496
Estee Lauder Cos., Inc. Class A	2,848,587	204,443,089
Everest Group Ltd.	467,880	152,926,578
Evergy, Inc.	2,685,790	220,019,917
Eversource Energy	4,339,952	300,671,875
Exelon Corp.	11,861,866	581,468,671
Expand Energy Corp.	2,766,639	303,721,629
Expedia Group, Inc.	1,361,328	314,317,022
Expeditors International of Washington, Inc.	1,559,182	223,321,638
Extra Space Storage, Inc. REIT	2,468,816	323,735,842
Exxon Mobil Corp.	48,452,931	8,220,524,273
F5, Inc. (a)	650,926	188,332,420
FactSet Research Systems, Inc.	435,642	94,529,958
Fair Isaac Corp. (a)	275,721	294,343,196
Fastenal Co.	13,351,224	619,496,794
Federal Realty Investment Trust REIT	911,342	96,793,634
FedEx Corp.	2,504,769	892,148,622
Fidelity National Information Services, Inc.	6,024,063	282,588,795

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Fifth Third Bancorp	10,448,799	$ 485,451,202
First Solar, Inc. (a)	1,241,046	244,808,734
FirstEnergy Corp.	6,016,227	304,782,060
Fiserv, Inc. (a)	6,257,109	349,146,682
Ford Motor Co.	45,467,245	524,692,007
Fortinet, Inc. (a)	7,353,559	600,932,841
Fortive Corp.	3,610,857	199,608,175
Fox Corp. Class A	2,304,737	134,596,641
Fox Corp. Class B	1,616,535	85,838,008
Franklin Resources, Inc.	3,626,932	85,668,134
Freeport-McMoRan, Inc.	16,706,027	981,980,267
Garmin Ltd.	1,903,672	441,670,941
Gartner, Inc. (a)	808,793	128,064,284
GE HealthCare Technologies, Inc.	5,308,988	377,893,766
GE Vernova, Inc.	3,124,104	2,727,030,382
Gen Digital, Inc.	6,502,848	122,448,628
Generac Holdings, Inc. (a)	673,817	131,616,675
General Dynamics Corp.	2,949,292	1,012,256,000
General Electric Co.	12,157,940	3,450,058,634
General Mills, Inc.	6,213,847	231,279,385
General Motors Co.	10,465,110	779,650,695
Genuine Parts Co.	1,607,538	169,997,143
Gilead Sciences, Inc.	14,378,160	2,003,884,159
Global Payments, Inc.	2,754,065	185,348,574
Globe Life, Inc.	915,839	127,457,314
GoDaddy, Inc. Class A (a)	1,572,003	129,957,488
Goldman Sachs Group, Inc.	3,476,414	2,941,011,480
Halliburton Co.	9,790,633	381,736,781
Hartford Insurance Group, Inc.	3,241,846	438,394,835
Hasbro, Inc.	1,540,633	144,203,249
HCA Healthcare, Inc.	1,812,627	857,807,601
Healthpeak Properties, Inc. REIT	7,999,096	131,425,147
Henry Schein, Inc. (a)	1,164,289	85,808,099
Hershey Co.	1,716,322	356,806,181
Hewlett Packard Enterprise Co.	15,350,111	365,486,143
Common Stocks	Shares	Value
Hilton Worldwide Holdings, Inc.	2,654,541	$ 807,192,827
Hologic, Inc. (a)	2,570,370	194,294,268
Home Depot, Inc.	11,540,316	3,795,494,529
Honeywell International, Inc.	7,356,638	1,662,820,887
Hormel Foods Corp.	3,415,828	77,368,504
Host Hotels & Resorts, Inc. REIT	7,408,852	141,953,604
Howmet Aerospace, Inc.	4,643,849	1,070,221,441
HP, Inc.	10,574,819	203,142,273
Hubbell, Inc.	615,205	301,905,702
Humana, Inc.	1,398,121	242,420,200
Huntington Bancshares, Inc.	23,623,775	369,712,079
Huntington Ingalls Industries, Inc.	452,990	172,090,901
IDEX Corp.	870,526	165,008,203
IDEXX Laboratories, Inc. (a)	925,633	520,103,926
Illinois Tool Works, Inc.	3,036,363	790,334,925
Incyte Corp. (a)	1,925,504	181,228,436
Ingersoll Rand, Inc.	4,111,567	329,418,748
Insulet Corp. (a)	815,245	171,071,011
Intel Corp. (a)	54,448,287	2,402,802,905
Interactive Brokers Group, Inc. Class A	5,174,815	347,074,842
Intercontinental Exchange, Inc. (b)	6,577,285	1,034,475,385
International Business Machines Corp.	10,834,386	2,626,146,823
International Flavors & Fragrances, Inc.	2,957,676	214,579,394
International Paper Co.	6,105,930	217,981,701
Intuit, Inc.	3,224,111	1,394,041,114
Intuitive Surgical, Inc. (a)	4,116,319	1,897,581,896
Invesco Ltd.	5,134,762	124,723,369
Invitation Homes, Inc. REIT	6,545,199	162,648,195
IQVIA Holdings, Inc. (a)	1,976,238	337,027,629
Iron Mountain, Inc. REIT	3,422,058	349,529,004
J.M. Smucker Co.	1,250,969	120,643,450
Jabil, Inc.	1,219,509	323,938,176

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Jack Henry & Associates, Inc.	842,030	$ 133,074,421
Jacobs Solutions, Inc.	1,380,682	175,733,205
JB Hunt Transport Services, Inc.	874,803	185,370,756
Johnson & Johnson	27,940,511	6,829,778,509
Johnson Controls International PLC	7,109,556	930,996,358
JPMorgan Chase & Co.	31,261,552	9,195,898,136
Kenvue, Inc.	22,259,608	383,755,642
Keurig Dr. Pepper, Inc.	15,761,777	415,007,588
KeyCorp	10,821,750	216,976,087
Keysight Technologies, Inc. (a)	1,984,533	560,372,583
Kimberly-Clark Corp.	3,858,979	372,275,704
Kimco Realty Corp. REIT	7,872,487	176,894,783
Kinder Morgan, Inc.	22,748,305	762,750,667
KKR & Co., Inc.	7,985,136	738,625,080
KLA Corp.	1,519,117	2,236,763,062
Kraft Heinz Co.	9,899,401	222,637,528
Kroger Co.	6,734,004	487,272,529
L3Harris Technologies, Inc.	2,172,207	749,737,246
Labcorp Holdings, Inc.	966,423	257,851,321
Lam Research Corp.	14,475,619	3,092,860,756
Las Vegas Sands Corp.	3,539,246	190,694,574
Leidos Holdings, Inc.	1,490,274	231,767,412
Lennar Corp. Class A	2,509,861	217,956,329
Lennox International, Inc.	368,751	171,148,402
Linde PLC	5,412,291	2,683,197,386
Live Nation Entertainment, Inc. (a)	1,840,427	280,683,522
Lockheed Martin Corp.	2,345,915	1,417,847,567
Loews Corp.	1,973,850	210,688,749
Lowe's Cos., Inc.	6,511,753	1,538,596,999
Lululemon Athletica, Inc. (a)	1,255,149	192,163,312
Lumentum Holdings, Inc. (a)	828,090	581,948,528
LyondellBasell Industries NV Class A	2,995,533	241,320,138
M&T Bank Corp.	1,754,094	362,606,312
Common Stocks	Shares	Value
Marathon Petroleum Corp.	3,415,485	$ 833,993,127
Marriott International, Inc. Class A	2,546,494	832,881,793
Marsh & McLennan Cos., Inc.	5,606,552	972,456,444
Martin Marietta Materials, Inc.	701,179	412,770,054
Masco Corp.	2,339,184	141,216,538
Mastercard, Inc. Class A	9,441,449	4,717,514,407
McCormick & Co., Inc.	2,945,191	148,555,434
McDonald's Corp.	8,254,166	2,565,312,251
McKesson Corp.	1,418,910	1,227,867,958
Medtronic PLC	14,851,694	1,286,899,285
Merck & Co., Inc.	28,770,982	3,460,861,425
Meta Platforms, Inc. Class A	25,363,279	14,511,092,814
MetLife, Inc.	6,364,197	450,076,012
Mettler-Toledo International, Inc. (a)	237,599	299,659,859
MGM Resorts International (a)	2,189,991	81,051,567
Microchip Technology, Inc.	6,296,665	406,827,526
Micron Technology, Inc.	13,051,752	4,409,403,896
Microsoft Corp.	86,106,881	31,874,184,140
Mid-America Apartment Communities, Inc. REIT	1,365,692	166,778,307
Moderna, Inc. (a)	4,032,671	204,859,687
Molson Coors Beverage Co. Class B	1,939,213	83,502,512
Mondelez International, Inc. Class A	14,841,631	855,471,611
Monolithic Power Systems, Inc.	564,814	617,539,387
Monster Beverage Corp. (a)	8,290,469	600,727,384
Moody's Corp.	1,784,983	778,698,834
Morgan Stanley	13,943,182	2,294,629,462
Mosaic Co.	3,701,003	94,375,576
Motorola Solutions, Inc.	1,918,141	832,415,650
MSCI, Inc.	849,745	458,021,052

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Nasdaq, Inc.	5,192,455	$ 440,787,505
NetApp, Inc.	2,284,066	233,865,518
Netflix, Inc. (a)	48,947,491	4,706,301,260
Newmont Corp.	12,669,052	1,371,424,879
News Corp. Class A	4,356,150	108,598,819
News Corp. Class B	1,410,060	40,200,811
NextEra Energy, Inc.	24,136,517	2,241,799,699
NIKE, Inc. Class B	13,802,267	729,035,743
NiSource, Inc.	5,524,653	257,780,309
Nordson Corp.	619,297	164,770,160
Norfolk Southern Corp.	2,610,426	749,192,262
Northern Trust Corp.	2,151,206	300,243,821
Northrop Grumman Corp.	1,545,261	1,054,238,865
Norwegian Cruise Line Holdings Ltd. (a)	5,345,669	99,964,010
NRG Energy, Inc.	2,467,623	360,618,425
Nucor Corp.	2,652,223	448,490,909
NVIDIA Corp.	281,784,117	49,143,150,005
NVR, Inc. (a)	32,875	216,640,661
NXP Semiconductors NV	2,918,900	574,614,654
Occidental Petroleum Corp.	8,332,953	541,641,945
Old Dominion Freight Line, Inc.	2,132,133	416,618,788
Omnicom Group, Inc.	3,631,125	273,460,024
ON Semiconductor Corp. (a)	4,547,194	281,562,252
ONEOK, Inc.	7,294,652	659,363,594
Oracle Corp.	19,664,054	2,892,778,984
O'Reilly Automotive, Inc. (a)	9,748,307	899,866,219
Otis Worldwide Corp.	4,533,583	349,448,578
PACCAR, Inc.	6,099,527	704,495,368
Packaging Corp. of America	1,032,770	219,174,449
Palantir Technologies, Inc. Class A (a)	26,481,552	3,873,721,427
Palo Alto Networks, Inc. (a)	9,370,735	1,502,316,235
Paramount Skydance Corp. Class B	3,631,884	32,759,594
Parker-Hannifin Corp.	1,462,156	1,308,980,537
Common Stocks	Shares	Value
Paychex, Inc.	3,767,861	$ 347,095,355
PayPal Holdings, Inc.	10,646,775	481,553,633
Pentair PLC	1,903,755	165,836,098
PepsiCo, Inc.	15,839,639	2,459,737,540
Pfizer, Inc.	66,037,344	1,854,328,619
PG&E Corp.	25,551,962	448,947,972
Philip Morris International, Inc.	18,043,780	2,983,358,585
Phillips 66 Co.	4,675,800	851,837,244
Pinnacle West Capital Corp.	1,401,759	141,227,219
PNC Financial Services Group, Inc.	4,683,805	974,652,982
Pool Corp.	380,409	76,968,153
PPG Industries, Inc.	2,597,129	277,581,148
PPL Corp.	8,563,898	327,140,904
Principal Financial Group, Inc.	2,325,603	209,560,086
Procter & Gamble Co.	26,940,982	3,891,355,440
Progressive Corp.	6,806,872	1,349,394,305
Prologis, Inc. REIT	10,769,650	1,423,532,337
Prudential Financial, Inc.	4,021,349	392,845,584
PTC, Inc. (a)	1,391,734	198,308,178
Public Service Enterprise Group, Inc.	5,792,688	468,918,094
Public Storage REIT	1,836,603	497,499,021
PulteGroup, Inc.	2,217,149	260,758,894
Qnity Electronics, Inc.	2,446,285	282,252,363
QUALCOMM, Inc.	12,363,334	1,592,150,153
Quanta Services, Inc.	1,732,323	951,079,973
Quest Diagnostics, Inc.	1,268,943	248,687,449
Ralph Lauren Corp.	448,405	154,246,836
Raymond James Financial, Inc.	2,050,792	296,934,174
Realty Income Corp. REIT	10,701,384	654,710,673
Regency Centers Corp. REIT	1,919,233	145,209,169
Regeneron Pharmaceuticals, Inc.	1,172,306	905,770,508
Regions Financial Corp.	10,014,003	261,565,758
Republic Services, Inc.	2,340,960	512,717,059
ResMed, Inc.	1,690,840	379,559,763

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Revvity, Inc.	1,305,482	$ 114,373,278
Robinhood Markets, Inc. Class A (a)	9,148,302	633,977,329
Rockwell Automation, Inc.	1,307,825	469,352,236
Rollins, Inc.	3,394,535	181,302,114
Roper Technologies, Inc.	1,232,495	436,130,681
Ross Stores, Inc.	3,744,592	811,190,965
Royal Caribbean Cruises Ltd.	2,912,699	801,516,511
RTX Corp.	15,559,204	3,001,370,452
S&P Global, Inc.	3,545,439	1,508,017,024
Salesforce, Inc.	10,859,160	2,027,079,397
Sandisk Corp. (a)	1,715,305	1,089,801,879
SBA Communications Corp. REIT	1,239,515	213,332,927
Seagate Technology Holdings PLC	2,534,553	992,936,483
Sempra	7,580,557	736,602,724
ServiceNow, Inc. (a)	12,129,740	1,268,164,317
Sherwin-Williams Co.	2,681,974	859,706,766
Simon Property Group, Inc. REIT	3,764,511	702,194,237
Skyworks Solutions, Inc.	1,767,756	94,663,334
SLB Ltd.	17,355,427	891,895,394
Smurfit Westrock PLC	6,066,014	241,730,658
Snap-on, Inc.	603,399	219,166,585
Solventum Corp. (a)	1,722,910	112,506,023
Southern Co.	12,755,227	1,231,134,510
Southwest Airlines Co.	5,665,616	212,857,193
Stanley Black & Decker, Inc.	1,809,422	128,577,527
Starbucks Corp.	13,196,938	1,182,313,675
State Street Corp. (c)	3,249,090	411,204,830
Steel Dynamics, Inc.	1,596,972	287,454,960
STERIS PLC	1,141,927	252,514,317
Stryker Corp.	3,995,233	1,312,793,611
Super Micro Computer, Inc. (a)	5,824,670	132,627,736
Synchrony Financial	4,010,989	272,827,472
Synopsys, Inc. (a)	2,218,547	879,609,515
Sysco Corp.	5,552,626	396,068,813
T. Rowe Price Group, Inc.	2,552,989	230,126,428
Common Stocks	Shares	Value
Take-Two Interactive Software, Inc. (a)	2,016,645	$ 398,287,387
Tapestry, Inc.	2,338,727	330,017,767
Targa Resources Corp.	2,487,981	623,811,476
Target Corp.	5,239,430	635,018,916
TE Connectivity PLC	3,396,240	709,882,085
Teledyne Technologies, Inc. (a)	543,188	328,634,172
Teradyne, Inc.	1,822,032	540,159,607
Tesla, Inc. (a)	32,610,576	12,122,981,628
Texas Instruments, Inc.	10,517,392	2,041,846,483
Texas Pacific Land Corp.	671,712	318,767,647
Textron, Inc.	2,004,926	175,551,321
Thermo Fisher Scientific, Inc.	4,354,066	2,140,154,061
TJX Cos., Inc.	12,868,995	2,055,178,501
TKO Group Holdings, Inc.	770,996	155,471,343
T-Mobile U.S., Inc.	5,488,144	1,152,674,884
Tractor Supply Co.	6,160,877	279,087,728
Trade Desk, Inc. Class A (a)	5,121,971	116,217,522
Trane Technologies PLC	2,563,616	1,068,361,332
TransDigm Group, Inc.	654,523	758,565,976
Travelers Cos., Inc.	2,503,204	730,134,543
Trimble, Inc. (a)	2,752,729	179,560,513
Truist Financial Corp.	14,610,287	671,634,893
Tyler Technologies, Inc. (a)	500,579	171,388,238
Tyson Foods, Inc. Class A	3,292,539	210,952,974
U.S. Bancorp	18,052,291	938,899,655
Uber Technologies, Inc. (a)	23,849,403	1,715,487,558
UDR, Inc. REIT	3,528,101	119,179,252
Ulta Beauty, Inc. (a)	512,020	267,637,974
Union Pacific Corp.	6,889,035	1,671,417,672
United Airlines Holdings, Inc. (a)	3,763,625	346,516,954
United Parcel Service, Inc. Class B	8,583,034	844,398,885
United Rentals, Inc.	728,791	530,967,971
UnitedHealth Group, Inc.	10,499,821	2,841,146,564

See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	635,407	$ 113,718,791
Valero Energy Corp.	3,547,995	876,638,605
Ventas, Inc. REIT	5,507,865	450,433,200
Veralto Corp.	2,899,406	256,365,479
VeriSign, Inc.	951,628	236,346,330
Verisk Analytics, Inc.	1,624,928	308,330,088
Verizon Communications, Inc.	48,875,492	2,453,549,698
Vertex Pharmaceuticals, Inc. (a)	2,951,506	1,317,965,489
Vertiv Holdings Co. Class A	4,436,261	1,111,638,281
Viatris, Inc.	13,445,580	181,649,786
VICI Properties, Inc. REIT	12,358,579	337,636,378
Visa, Inc. Class A	19,490,266	5,890,737,996
Vistra Corp.	3,705,657	557,071,417
Vulcan Materials Co.	1,533,313	417,521,130
W.R. Berkley Corp.	3,435,451	227,701,692
Walmart, Inc.	50,822,901	6,316,270,136
Walt Disney Co.	20,530,022	1,978,683,520
Warner Bros Discovery, Inc. (a)	28,797,050	790,766,993
Waste Management, Inc.	4,312,810	991,040,610
Waters Corp. (a)	1,146,260	341,356,322
WEC Energy Group, Inc.	3,783,869	438,058,514
Wells Fargo & Co.	35,845,788	2,853,683,183
Welltower, Inc. REIT	8,091,460	1,599,762,557
West Pharmaceutical Services, Inc.	836,886	209,757,107
Common Stocks	Shares	Value
Western Digital Corp.	3,927,453	$ 1,062,336,762
Westinghouse Air Brake Technologies Corp.	1,982,992	495,569,531
Weyerhaeuser Co. REIT	8,375,917	204,623,652
Williams Cos., Inc.	14,144,101	1,029,407,671
Williams-Sonoma, Inc.	1,377,177	251,100,682
Willis Towers Watson PLC	1,097,991	319,185,984
Workday, Inc. Class A (a)	2,460,277	319,639,188
WW Grainger, Inc.	509,086	555,316,100
Wynn Resorts Ltd.	978,055	99,321,485
Xcel Energy, Inc.	6,878,126	546,398,329
Xylem, Inc.	2,822,055	337,235,572
Yum! Brands, Inc.	3,227,394	501,795,219
Zebra Technologies Corp. Class A (a)	564,197	117,962,309
Zimmer Biomet Holdings, Inc.	2,305,491	208,462,496
Zoetis, Inc.	4,883,935	577,329,956
Total Common Stocks (Cost $717,871,409,454)		$648,228,136,454
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$648,228,136,454	$—	$—	$648,228,136,454
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
State Street SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2026 and for the six months then ended are (Note 4):
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
Intercontinental Exchange, Inc.	6,821,558	$1,149,296,092	$658,279,160	$700,794,130	$11,727,839	$ (84,033,576)	6,577,285	$1,034,475,385	$ 6,874,372
State Street Corp.	3,377,124	391,780,155	252,823,961	270,048,256	52,933,127	(16,284,157)	3,249,090	411,204,830	5,694,573
TOTAL		$1,541,076,247	$911,103,121	$970,842,386	$64,660,966	$(100,317,733)		$1,445,680,215	$12,568,945
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2026

INDUSTRY BREAKDOWN AS OF MARCH 31, 2026*
INDUSTRY	% OF NET ASSETS
Semiconductors & Semiconductor Equipment	14.5%
Software	8.2
Interactive Media & Services	7.6
Technology Hardware, Storage & Peripherals	7.4
Broadline Retail	3.7
Oil, Gas & Consumable Fuels	3.7
Financial Services	3.6
Pharmaceuticals	3.5
Banks	3.5
Capital Markets	3.2
Aerospace & Defense	2.3
Consumer Staples Distribution & Retail	2.1
Automobiles	2.1
Machinery	1.9
Health Care Equipment & Supplies	1.8
Biotechnology	1.8
Hotels, Restaurants & Leisure	1.8
Specialty Retail	1.7
Insurance	1.7
Electric Utilities	1.7
Health Care Providers & Services	1.5
Entertainment	1.4
Electrical Equipment	1.2
Chemicals	1.2
Beverages	1.1
Communications Equipment	1.1
Diversified Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.9
Ground Transportation	0.9
Household Products	0.8
Life Sciences Tools & Services	0.8
IT Services	0.8
Specialized REITs	0.8
Multi-Utilities	0.7
Tobacco	0.7
Consumer Finance	0.5
Building Products	0.5
Metals & Mining	0.5
INDUSTRY	% OF NET ASSETS
Food Products	0.5%
Commercial Services & Supplies	0.5
Industrial Conglomerates	0.4
Professional Services	0.4
Health Care REITs	0.3
Air Freight & Logistics	0.3
Energy Equipment & Services	0.3
Construction & Engineering	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.2
Industrial REITs	0.2
Residential REITs	0.2
Containers & Packaging	0.2
Media	0.2
Wireless Telecommunication Services	0.2
Airlines	0.2
Independent Power and Renewable Electricity Producers	0.1
Real Estate Management & Development	0.1
Personal Care Products	0.1
Gas Utilities	0.1
Water Utilities	0.0 **
Distributors	0.0 **
Auto Components	0.0 **
Leisure Products	0.0 **
Hotel & Resort REITs	0.0 **
Office REITs	0.0 **
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 3)	$ 646,782,456,239
Investments in affiliates of the Trustee and the Sponsor, at value	1,445,680,215
Total Investments	648,228,136,454
Cash	1,973,813,152
Dividends receivable — unaffiliated issuers (Note 3)	328,369,142
Receivable for foreign taxes recoverable	274,219
Total Assets	650,530,592,967
LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	66,250
Accrued Trustee expense (Note 4)	87,390,625
Accrued marketing expense (Note 4)	47,080,985
Distribution payable	1,778,817,173
Accrued expenses and other liabilities	85,832,326
Total Liabilities	1,999,187,359
NET ASSETS	$ 648,531,405,608
NET ASSETS CONSIST OF:
Paid-in Capital (Note 5)	$ 749,723,003,995
Total distributable earnings (loss)	(101,191,598,387)
NET ASSETS	$ 648,531,405,608
NET ASSET VALUE PER UNIT	$ 650.40
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	997,132,116
COST OF INVESTMENTS:
Unaffiliated issuers	$ 716,358,511,530
Affiliates of the Trustee and the Sponsor (Note 4)	1,512,897,924
Total Cost of Investments	$ 717,871,409,454
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Statement of Operations

	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 3)	$ 4,209,443,594	$ 7,974,543,416	$ 7,220,023,318	$ 6,311,737,018
Dividend income — affiliates of the Trustee and the Sponsor	12,568,945	24,158,005	19,479,204	19,996,068
Foreign taxes withheld	(916,372)	(1,876,238)	(1,851,725)	(1,679,078)
Total Investment Income	4,221,096,167	7,996,825,183	7,237,650,797	6,330,054,008
EXPENSES
Trustee expense (Note 4)	177,425,665	304,426,733	231,636,853	175,093,321
S&P license fee (Note 4)	104,029,945	186,125,603	150,726,719	115,509,122
Marketing expense (Note 4)	41,329,561	81,841,111	80,946,186	65,729,666
Legal and audit fees	210,145	289,977	330,925	588,706
Registration and filing fees	—	4,587,329	3,546,000	—
Other expenses	3,756,603	7,134,903	5,707,312	5,042,924
Total Expenses	326,751,919	584,405,656	472,893,995	361,963,739
NET INVESTMENT INCOME (LOSS)	3,894,344,248	7,412,419,527	6,764,756,802	5,968,090,269
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,801,388,380)	(4,760,404,358)	(3,951,898,541)	(3,915,717,181)
Investments — affiliates of the Trustee and the Sponsor	11,695,225	(2,144,009)	(6,161,327)	(17,957,675)
In-kind redemptions — unaffiliated issuers	65,548,750,349	100,250,507,936	74,790,852,885	24,760,750,943
In-kind redemptions — affiliated issuers	52,965,741	239,162,961	97,883,398	15,556,396
Net realized gain (loss)	62,812,022,935	95,727,122,530	70,930,676,415	20,842,632,483
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(78,298,924,637)	(1,239,484,846)	73,445,093,833	44,789,048,168
Investments — affiliates of the Trustee and the Sponsor	(100,317,733)	(81,967,138)	326,127,232	154,584,224
Net change in unrealized appreciation/depreciation	(78,399,242,370)	(1,321,451,984)	73,771,221,065	44,943,632,392
NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,587,219,435)	94,405,670,546	144,701,897,480	65,786,264,875
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(11,692,875,187)	$101,818,090,073	$151,466,654,282	$71,754,355,144
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Statements of Changes in Net Assets

	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,894,344,248	$ 7,412,419,527	$ 6,764,756,802	$ 5,968,090,269
Net realized gain (loss)	62,812,022,935	95,727,122,530	70,930,676,415	20,842,632,483
Net change in unrealized appreciation/depreciation	(78,399,242,370)	(1,321,451,984)	73,771,221,065	44,943,632,392
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,692,875,187)	101,818,090,073	151,466,654,282	71,754,355,144
NET EQUALIZATION CREDITS AND CHARGES (NOTE 3)	(63,240,041)	(142,084,584)	(64,412,896)	(13,333,359)
DISTRIBUTIONS TO UNITHOLDERS	(3,819,392,345)	(7,379,637,024)	(6,848,328,973)	(6,037,265,137)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	589,757,863,058	992,586,667,258	931,210,511,336	656,633,347,164
Cost of Units redeemed	(606,003,467,139)	(996,386,735,956)	(890,145,523,272)	(648,847,861,480)
Net income equalization (Note 3)	63,240,041	142,084,584	64,412,896	13,333,359
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(16,182,364,040)	(3,657,984,114)	41,129,400,960	7,798,819,043
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(31,757,871,613)	90,638,384,351	185,683,313,373	73,502,575,691
NET ASSETS AT BEGINNING OF PERIOD	680,289,277,221	589,650,892,870	403,967,579,497	330,465,003,806
NET ASSETS AT END OF PERIOD	$ 648,531,405,608	$ 680,289,277,221	$ 589,650,892,870	$ 403,967,579,497
UNIT TRANSACTIONS:
Units sold	872,750,000	1,672,050,000	1,848,950,000	1,598,300,000
Units redeemed	(896,600,000)	(1,678,250,000)	(1,767,150,000)	(1,577,850,000)
NET INCREASE (DECREASE)	(23,850,000)	(6,200,000)	81,800,000	20,450,000
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$ 666.31	$ 574.05	$ 427.31	$ 357.29	$ 429.22	$ 335.21
Income (loss) from investment operations:
Net investment income (loss) (a)	3.81	7.16	6.83	6.41	5.98	5.44
Net realized and unrealized gain (loss)	(14.04)	92.49	146.99	70.13	(71.78)	94.21
Total from investment operations	(10.23)	99.65	153.82	76.54	(65.80)	99.65
Net equalization credits and charges (a)	(0.06)	(0.14)	(0.07)	(0.01)	0.05	0.02
Less Distributions from:
Net investment income	(5.62)	(7.25)	(7.01)	(6.51)	(6.18)	(5.66)
Net asset value, end of period	$ 650.40	$ 666.31	$ 574.05	$ 427.31	$ 357.29	$ 429.22
Total return (b)	(1.84)%	17.46%	36.15%	21.45%	(15.53)%	29.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$648,531,406	$680,289,277	$589,650,893	$403,967,579	$330,465,004	$384,852,540
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses (d)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.13%(c)	1.20%	1.35%	1.56%	1.40%	1.36%
Portfolio turnover rate (e)	1%	3%	3%	2%	2%	4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Net of expenses waived by the Trustee.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements
March 31, 2026 (Unaudited)

Note 1  — Organization
State Street® SPDR® S&P 500® ETF Trust (formerly SPDR S&P 500® ETF Trust) (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” - see Note 5) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Segment Reporting
The Trust has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Trust's investments in accordance with its investment objective. The Trust's chief operating decision maker (“CODM”) is the President of the Trustee. The CODM assesses performance based on the Trust's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Trust's Total Return is utilized by the CODM to compare results, including the impact of the Trust's costs, to the Trust's competitors and to the Trust's benchmark index.
Note 3  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets,

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liabilities (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the assets or liabilities, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2025 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2025.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the six months ended March 31, 2026, the Trustee reclassified $65,601,716,090 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 5) as an increase to paid in capital in the Statement of Assets and Liabilities.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
At March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street® SPDR® S&P 500® ETF Trust	$717,867,919,886	$22,721,928,030	$92,361,711,462	$(69,639,783,432)
Note 4 — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2026:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2026, the Adjustment Amount reduced the Trustee’s fee by $30,335,049. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,651,006 and a Trustee earnings credit of $26,684,043.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2027, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 4 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023. The Trust reimbursed the Sponsor for $153,476, $353,821, $384,319 and $446,722 of legal fees for the six months ended March 31, 2026, and the years ended September 30, 2025, 2024, and 2023, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2026 are listed in the Schedule of Investments.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 5  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 6  — Investment Transactions
For the six months ended March 31, 2026, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $421,041,024,491, $437,226,257,484, $7,687,712,146, and $7,905,113,915, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $65,601,716,090.
Note 7  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia’s invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 7 — Equity Investing and Market Risk – (continued)
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust's portfolio (the "Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust's portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
The impact of infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust's portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

State Street® SPDR® S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2026 (Unaudited)

Note 8  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street® SPDR® S&P 500® ETF Trust
Other Information
March 31, 2026 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
State Street® SPDR® S&P 500® ETF Trust
Return Based on NAV	17.64%	75.68%	270.93%
Return Based on Bid/Ask Price	17.59%	75.47%	270.90%
S&P 500® Index	17.80%	76.74%	275.94%
Average Annual Total Return
	1 Year	5 Year	10 Year
State Street® SPDR® S&P 500® ETF Trust
Return Based on NAV	17.64%	11.93%	14.01%
Return Based on Bid/Ask Price	17.59%	11.90%	14.01%
S&P 500® Index	17.80%	12.06%	14.16%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

State Street® SPDR® S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210